STATEMENTS OF OPERATION	11 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
General and administrative expenses	$ 951,461
General and administrative expenses - related party	50,000
Capital based tax expense	198,129
Franchise tax expense	188,237
Loss from operations	(1,387,827)
Other income (expenses):
Change in fair value of derivative warrant liabilities	1,905,000
Offering costs allocated to derivative warrant liabilities	(476,450)
Income from investments held in trust account	6,015
Net income	$ 46,738
Class A Common stock
Other income (expenses):
Weighted average shares outstanding, basic | shares	4,690,909
Weighted average shares outstanding, diluted | shares	4,690,909
Basic net income per share | $ / shares	$ 0.01
Diluted net income per share | $ / shares	$ 0.01
Class B Common Stock
Other income (expenses):
Weighted average shares outstanding, basic | shares	3,750,000
Weighted average shares outstanding, diluted | shares	3,750,000
Basic net income per share | $ / shares	$ 0.01
Diluted net income per share | $ / shares	$ 0.01